Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2025	2024	2025	2024
Revenue
Commercial products	153,663	31,389	249,690	97,888
Rendering of services and clinical supply	3,570	3,740	7,094	8,365
Licenses	812	869	2,214	25,639
Total revenue	158,045	35,998	258,998	131,892
Specified per geographical area
Europe (1)	27,894	5,082	49,222	6,649
North America	108,448	29,394	182,134	122,075
Rest of world	21,703	1,522	27,642	3,168
Total revenue	158,045	35,998	258,998	131,892
For the three and six months ended June 30, 2025, Denmark, the country of domicile, contributed with €2.6 million and €5.0 million, respectively, of revenue. For the three and six months ended June 30, 2024, no revenue was attributable to Denmark.
Schedule of Revenue From Sale of Commercial Products

Revenue from sale of commercial products were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2025	2024	2025	2024
Revenue from commercial products
SKYTROFA®	50,706	26,202	102,044	91,207
YORVIPATH®	102,957	5,187	147,646	6,681
Total revenue from commercial products	153,663	31,389	249,690	97,888